Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Stock-based compensation cost included in Consolidated Statement of Earnings

($ in millions)

For the year ended December 31:	2012	2011	2010
Cost	$132	$120	$94
Selling, general and administrative	498	514	488
Research, development and engineering	59	62	48
Other (income) and expense	(1)	—	(1)
Pre-tax stock-based compensation cost	688	697	629
Income tax benefits	(240)	(246)	(240)
Total stock-based compensation cost	$448	$450	$389

Summary of option activity

	2012		2011		2010
	Weighted	Number of	Weighted	Number of	Weighted	Number of
	Average	Shares	Average	Shares	Average	Shares
	Exercise Price	Under Option	Exercise Price	Under Option	Exercise Price	Under Option
Balance at January 1	$90	20,662,322	$94	39,197,728	$98	73,210,457
Options exercised	86	(9,080,170)	98	(18,144,309)	101	(33,078,316)
Options canceled/expired	75	(192,431)	107	(391,097)	108	(934,413)
Balance at December 31	$94	11,389,721	$90	20,662,322	$94	39,197,728
Exercisable at December 31	$94	11,389,721	$90	20,662,322	$94	39,197,728

Options outstanding and exercisable with exercise price ranges

	Options Outstanding and Exercisable
				Weighted Average
	Weighted	Number of	Aggregate	Remaining
	Average	Shares	Intrinsic	Contractual Life
Exercise Price Range	Exercise Price	Under Option	Value	(in Years)
$85 and under	$83	3,222,177	$350,989,003	0.9
$86–$105	97	7,532,868	709,980,689	1.9
$106 and over	106	634,676	54,314,359	1.1
	$94	11,389,721	$1,115,284,051	1.6

Summary of Restricted Stock Units activity

	2012		2011		2010
	Weighted		Weighted		Weighted
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$129	12,218,601	$110	11,196,446	$102	13,405,654
RSUs granted	184	2,635,772	154	5,196,802	122	3,459,303
RSUs released	117	(4,338,787)	106	(3,508,700)	98	(5,102,951)
RSUs canceled/forfeited	139	(674,125)	122	(665,947)	105	(565,560)
Balance at December 31	$148	9,841,461	$129	12,218,601	$110	11,196,446

Summary of Performance Share Units activity

	2012		2011		2010
	Weighted		Weighted		Weighted
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$122	3,686,991	$111	3,649,288	$107	3,476,737
PSUs granted at target	185	1,004,003	154	1,055,687	117	1,239,468
Additional shares earned above target*	102	550,399	118	230,524	103	463,913
PSUs released	102	(1,998,746)	118	(1,189,765)	103	(1,486,484)
PSUs canceled/forfeited	131	(70,446)	118	(58,743)	108	(44,346)
Balance at December 31**	$151	3,172,201	$122	3,686,991	$111	3,649,288

*          Represents additional shares issued to employees after vesting of PSUs because final performance metrics exceeded specified targets.

**   Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued depends on the company’s performance against specified targets over the vesting period.